UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

2/29/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Bonds – 93.4%
Aerospace – 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$220,000	$209,000
DRS Technologies, Inc., 6.875%, 2013	130,000	127,400
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	175,000	173,688
TransDigm Group, Inc., 7.75%, 2014	100,000	99,500
Vought Aircraft Industries, Inc., 8%, 2011	200,000	185,250

		$794,838

Apparel Manufacturers – 0.1%
Broder Brothers Co., 11.25%, 2010	$85,000	$59,500
Hanesbrands, Inc., FRN, 8.204%, 2014	75,000	66,000

		$125,500

Asset Backed & Securitized – 0.7%
Equity One ABS, Inc., FRN, 4.205%, 2034	$425,000	$411,157
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	350,000	258,273

		$669,430

Automotive – 0.9%
Allison Transmission, Inc., 11%, 2015 (n)	$220,000	$188,100
Ford Motor Credit Co. LLC, 9.75%, 2010	291,000	273,651
Ford Motor Credit Co. LLC, 7.8%, 2012	220,000	189,695
General Motors Acceptance Corp., 8.375%, 2033	156,000	119,340
Goodyear Tire & Rubber Co., 8.625%, 2011	36,000	37,440
Goodyear Tire & Rubber Co., 9%, 2015	88,000	92,620

		$900,846

Basic Industry – 0.1%
General Cable Corp., 7.104%, 2015	$55,000	$47,300
General Cable Corp., 7.125%, 2017	55,000	52,800

		$100,100

Broadcasting – 2.4%
Allbritton Communications Co., 7.75%, 2012	$345,000	$343,275
CanWest MediaWorks LP, 9.25%, 2015 (n)	105,000	98,700
CMP Susquehanna Corp., 9.875%, 2014	130,000	85,963
Grupo Televisa S.A., 8.5%, 2032	200,000	241,839
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	190,000	183,825
Intelsat Corp., 9%, 2014	92,000	92,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	155,000	154,419
Intelsat Ltd., 0% to 2010, 9.25% to 2015	110,000	92,125
Lamar Media Corp., 6.625%, 2015	250,000	230,000
Lamar Media Corp., 6.625%, 2015	95,000	87,400
LBI Media, Inc., 8.5%, 2017 (n)	100,000	87,500
LIN TV Corp., 6.5%, 2013	220,000	199,100
Local TV Finance LLC, 9.25%, 2015 (n)(p)	160,000	130,400
Nexstar Broadcasting Group, Inc., 7%, 2014	115,000	104,363
Univision Communications, Inc., 9.75%, 2015 (n)(p)	335,000	231,150

		$2,362,059

Brokerage & Asset Managers – 0.5%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$250,000	$247,127
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	40,925
Nuveen Investments, Inc., 10.5%, 2015 (n)	265,000	240,819

		$528,871

Building – 0.3%
Building Materials Corp. of America, 7.75%, 2014	$275,000	$203,500

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Building – continued
Ply Gem Industries, Inc., 9%, 2012		$140,000	$101,500

			$305,000

Business Services – 0.2%
SunGard Data Systems, Inc., 9.125%, 2013		$100,000	$100,750
SunGard Data Systems, Inc., 10.25%, 2015		90,000	89,550

			$190,300

Cable TV – 1.5%
Cablevision Systems Corp., 8%, 2012		$110,000	$105,875
CCH I Holdings LLC, 11%, 2015		450,000	312,750
CCH II Holdings LLC, 10.25%, 2010		210,000	192,150
CCO Holdings LLC, 8.75%, 2013		290,000	254,475
CSC Holdings, Inc., 7.625%, 2011		220,000	218,625
Mediacom LLC, 9.5%, 2013		125,000	109,375
Videotron LTEE, 6.875%, 2014		65,000	63,050
Virgin Media Finance PLC, 8.75%, 2014	EUR	165,000	206,801

			$1,463,101

Chemicals – 1.2%
Chemtura Corp., 6.875%, 2016		$135,000	$122,175
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	109,382
Huntsman International LLC, 7.875%, 2014		$130,000	134,550
Innophos, Inc., 8.875%, 2014		150,000	146,250
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		125,000	106,250
Momentive Performance Materials, Inc., 9.75%, 2014		75,000	67,125
Momentive Performance Materials, Inc., 11.5%, 2016		70,000	53,550
Mosaic Co., 7.625%, 2016 (n)		120,000	129,000
Nalco Co., 7.75%, 2011		165,000	166,650
Nalco Co., 8.875%, 2013		195,000	198,900

			$1,233,832

Computer Software – 0.2%
First Data Corp., 9.875%, 2015 (n)		$250,000	$216,875

Construction – 0.1%
Pulte Homes, Inc., 4.875%, 2009		$109,000	$103,550

Consumer Goods & Services – 0.9%
Corrections Corp. of America, 6.25%, 2013		$125,000	$124,688
GEO Group, Inc., 8.25%, 2013		165,000	165,619
KAR Holdings, Inc., 10%, 2015 (n)		135,000	116,775
Service Corp. International, 7.375%, 2014		20,000	20,400
Service Corp. International, 6.75%, 2016		65,000	64,675
Service Corp. International, 7%, 2017		370,000	367,225

			$859,382

Containers – 0.7%
Crown Americas LLC, 7.625%, 2013		$100,000	$101,250
Crown Americas LLC, 7.75%, 2015		195,000	199,388
Graham Packaging Co. LP, 9.875%, 2014		30,000	25,575
Owens-Brockway Glass Container, Inc., 8.25%, 2013		295,000	305,325
Owens-Illinois, Inc., 7.5%, 2010		100,000	102,250

			$733,788

Defense Electronics – 0.2%
L-3 Communications Corp., 5.875%, 2015		$120,000	$116,700

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – continued
L-3 Communications Corp., 6.375%, 2015	$130,000	$129,025

		$245,725

Electronics – 0.3%
Flextronics International Ltd., 6.25%, 2014	$185,000	$171,588
Spansion LLC, 11.25%, 2016 (n)	150,000	103,500

		$275,088

Emerging Market Quasi-Sovereign – 0.8%
Gazprom International S.A., 7.201%, 2020	$132,696	$136,173
Gazprom International S.A., 6.51%, 2022 (n)	100,000	91,130
OAO Gazprom, 9.625%, 2013	80,000	91,200
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	192,000	195,648
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	269,476

		$783,627

Emerging Market Sovereign – 1.8%
Gabonese Republic, 8.2%, 2017 (n)	$234,000	$244,823
Republic of Argentina, FRN, 3.092%, 2012	298,125	261,117
Republic of Colombia, 7.375%, 2017	246,000	270,600
Republic of Indonesia, 6.875%, 2018 (z)	101,000	105,040
Republic of Panama, 8.875%, 2027	406,000	511,763
Republic of Philippines, 9.375%, 2017	83,000	101,468
Republic of Uruguay, 8%, 2022	134,000	144,720
United Mexican States, 6.75%, 2034	85,000	93,415

		$1,732,946

Energy - Independent – 1.4%
Chesapeake Energy Corp., 7.5%, 2014	$145,000	$147,900
Chesapeake Energy Corp., 6.375%, 2015	90,000	87,075
Forest Oil Corp., 8%, 2011	90,000	93,600
Hilcorp Energy I LP, 9%, 2016 (n)	115,000	115,000
Mariner Energy, Inc., 8%, 2017	145,000	139,200
Newfield Exploration Co., 6.625%, 2014	175,000	171,500
OPTI Canada, Inc., 8.25%, 2014 (n)	205,000	202,438
Plains Exploration & Production Co., 7%, 2017	280,000	268,800
Quicksilver Resources, Inc., 7.125%, 2016	110,000	105,325
Southwestern Energy Co., 7.5%, 2018 (z)	100,000	103,000

		$1,433,838

Energy - Integrated – 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	$100,000	$96,890
TNK-BP Finance S.A., 7.5%, 2016	190,000	182,172

		$279,062

Entertainment – 0.1%
Marquee Holdings, Inc., 12%, 2014	$70,000	$51,100

Financial Institutions – 1.3%
American Express Centurion Bank, 5.2%, 2010	$300,000	$310,121
General Motors Acceptance Corp., 6.875%, 2011	545,000	444,680
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065 (n)	500,000	437,500
Residential Capital LLC, 8.125%, 2008	104,000	80,340
Residential Capital LLC, 8.5%, 2012	19,000	10,355

		$1,282,996

Food & Beverages – 0.8%
ARAMARK Corp., 8.5%, 2015	$200,000	$197,000

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
B&G Foods, Inc., 8%, 2011		$105,000	$100,800
Constellation Brands, Inc., 8.125%, 2012		95,000	95,000
Cott Beverages USA, Inc., 8%, 2011		95,000	77,900
Dean Foods Co., 7%, 2016		115,000	100,625
Del Monte Corp., 6.75%, 2015		110,000	104,500
Reddy Ice Holdings, Inc., 0% to 2008, 10.5% to 2012		120,000	115,500

			$791,325

Forest & Paper Products – 0.8%
Abitibi-Consolidated, Inc., 8.375%, 2015		$135,000	$75,600
Catalyst Paper Corp., 8.625%, 2011		110,000	92,125
Georgia-Pacific Corp., 8%, 2024		145,000	128,325
Graphic Packaging International Corp., 9.5%, 2013		50,000	47,125
Jefferson Smurfit Corp., 8.25%, 2012		105,000	97,913
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	90,625
NewPage Holding Corp., 10%, 2012		70,000	70,175
NewPage Holding Corp., 12%, 2013		70,000	68,950
Norske Skog Canada Ltd., 7.375%, 2014		125,000	92,500

			$763,338

Gaming & Lodging – 2.7%
Circus & Eldorado Joint Venture, 10.125%, 2012		$115,000	$115,719
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		215,000	154,800
Harrah’s Operating Co., Inc., 5.375%, 2013		10,000	6,625
Harrah’s Operating Co., Inc., 5.625%, 2015		200,000	120,000
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		200,000	174,750
Harrah’s Operating Co., Inc., 5.75%, 2017		95,000	54,150
Harrah’s Operating Co., Inc., 10.75%, 2018 (p)(z)		105,000	86,100
Isle of Capri Casinos, Inc., 7%, 2014		190,000	129,675
Jacobs Entertainment, Inc., 9.75%, 2014		125,000	103,750
MGM Mirage, 5.875%, 2014		105,000	92,400
MGM Mirage, 7.5%, 2016		730,000	678,900
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		230,000	177,100
Station Casinos, Inc., 6.875%, 2016		205,000	129,150
Station Casinos, Inc., 6.625%, 2018		290,000	177,625
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		240,000	166,800
Wynn Las Vegas LLC, 6.625%, 2014		275,000	264,000

			$2,631,544

Industrial – 0.5%
Blount, Inc., 8.875%, 2012		$150,000	$145,875
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012		300,000	298,500
JohnsonDiversey, Inc., 9.625%, 2012	EUR	30,000	41,474

			$485,849

Insurance – 0.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$450,000	$407,870

Insurance - Health – 0.1%
Centene Corp., 7.25%, 2014		$65,000	$63,050

Insurance - Property & Casualty – 0.2%
USI Holdings Corp., 9.75%, 2015 (n)		$215,000	$167,969

International Market Quasi-Sovereign – 5.3%
Canada Housing Trust, 4.6%, 2011	CAD	203,000	$214,205
Development Bank of Japan, 1.75%, 2010	JPY	50,000,000	491,561
Development Bank of Japan, 1.4%, 2012	JPY	80,000,000	784,884

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Development Bank of Japan, 1.05%, 2023	JPY	115,000,000	$981,659
Development Bank of Japan, 2.3%, 2026	JPY	30,000,000	302,428
Japan Finance Corp. for Municipal Enterprises, 2%, 2016	JPY	120,000,000	1,225,540
KfW Bankengruppe, 1.35%, 2014	JPY	130,000,000	1,268,417

			$5,268,694

International Market Sovereign – 22.1%
Federal Republic of Germany, 5.25%, 2010	EUR	1,192,000	$1,895,492
Federal Republic of Germany, 3.75%, 2015	EUR	939,000	1,438,484
Federal Republic of Germany, 6.25%, 2030	EUR	525,000	993,155
Government of Canada, 4.5%, 2015	CAD	351,000	380,685
Government of Canada, 5.75%, 2033	CAD	108,000	138,039
Kingdom of Denmark, 4%, 2015	DKK	1,878,000	386,578
Kingdom of Netherlands, 3.75%, 2009	EUR	3,155,000	4,810,529
Kingdom of Netherlands, 3.75%, 2014	EUR	124,000	190,250
Kingdom of Spain, 5.35%, 2011	EUR	1,825,000	2,951,813
Kingdom of Sweden, 4.5%, 2015	SEK	1,140,000	192,049
Republic of Austria, 4.65%, 2018	EUR	1,445,000	2,313,437
Republic of France, 4.75%, 2012	EUR	188,000	301,233
Republic of France, 5%, 2016	EUR	484,000	795,102
Republic of France, 6%, 2025	EUR	231,000	418,392
Republic of France, 4.75%, 2035	EUR	449,000	700,825
Republic of Ireland, 4.6%, 2016	EUR	985,000	1,565,562
United Kingdom Treasury, 8%, 2015	GBP	482,000	1,178,608
United Kingdom Treasury, 8%, 2021	GBP	155,000	412,240
United Kingdom Treasury, 4.25%, 2036	GBP	392,000	761,526

			$21,823,999

Machinery & Tools – 0.1%
United Rentals, Inc., 7.75%, 2013		$75,000	$61,125

Major Banks – 1.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$491,306
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		500,000	546,175

			$1,037,481

Medical & Health Technology & Services – 2.8%
Cardinal Health, Inc., 6.3%, 2016 (n)		$279,000	$290,632
Community Health Systems, Inc., 8.875%, 2015		390,000	382,688
Cooper Cos., Inc., 7.125%, 2015		265,000	251,750
DaVita, Inc., 7.25%, 2015		425,000	420,750
HCA, Inc., 6.375%, 2015		35,000	29,225
HCA, Inc., 9.25%, 2016		495,000	507,375
HCA, Inc., 9.625%, 2016		165,000	170,363
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		140,000	144,725
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		140,000	137,725
Psychiatric Solutions, Inc., 7.75%, 2015		160,000	158,400
U.S. Oncology, Inc., 10.759%, 2012		95,000	73,150
U.S. Oncology, Inc., 10.75%, 2014		100,000	98,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)		125,000	124,688

			$2,790,221

Metals & Mining – 1.5%
Arch Western Finance LLC, 6.75%, 2013		$95,000	$93,575
FMG Finance Ltd., 10.625%, 2016 (n)		250,000	283,750
Foundation PA Coal Co., 7.25%, 2014		50,000	49,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		430,000	455,800

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		$215,000	$206,669
Peabody Energy Corp., 7.375%, 2016		220,000	227,700
PNA Group, Inc., 10.75%, 2016		120,000	105,600
Ryerson, Inc., 12%, 2015 (n)		70,000	65,800

			$1,488,394

Mortgage Backed – 4.2%
Fannie Mae, 6.5%, 2036		$1,499,748	$1,555,155
Fannie Mae, 6%, 2037		863,874	883,163
Freddie Mac, 5.5%, 2026		1,500,000	1,544,461
Ginnie Mae, 9%, 2016		76,679	83,790
Ginnie Mae, 11%, 2018 - 2019		73,027	87,921
Ginnie Mae, 10.5%, 2019 - 2020		14,881	18,021

			$4,172,511

Municipals – 0.4%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011		$230,000	$252,418
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046		135,000	122,151

			$374,569

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016		$190,000	$185,250
Inergy LP, 6.875%, 2014		150,000	145,500

			$330,750

Natural Gas - Pipeline – 2.0%
Atlas Pipeline Partners LP, 8.125%, 2015		$90,000	$88,650
Colorado Interstate Gas Co., 6.8%, 2015		45,000	47,386
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		265,000	274,891
El Paso Corp., 6.875%, 2014		130,000	132,932
El Paso Corp., 7.75%, 2032		100,000	103,185
Knight, Inc., 7.25%, 2028		175,000	174,125
OJSC AK Transneft, 5.67%, 2014 (n)		520,000	505,075
Williams Cos., Inc., 6.375%, 2010 (n)		400,000	409,000
Williams Cos., Inc., 7.75%, 2031		80,000	86,300
Williams Cos., Inc., 8.75%, 2032		107,000	125,993

			$1,947,537

Network & Telecom – 0.9%
Cincinnati Bell, Inc., 7%, 2015		$135,000	$126,900
Citizens Communications Co., 7.875%, 2027		110,000	97,900
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	118,156
Qwest Communications International, Inc. “ B”, 7.5%, 2014		$100,000	97,250
Qwest Corp., 8.875%, 2012		160,000	167,000
Qwest Corp., 7.5%, 2014		95,000	94,050
Windstream Corp., 8.625%, 2016		170,000	172,975

			$874,231

Oil Services – 0.4%
Basic Energy Services, Inc., 7.125%, 2016		$195,000	$185,250
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017		95,000	95,713
Pride International, Inc., 7.375%, 2014		75,000	78,000
Seitel, Inc., 9.75%, 2014		75,000	62,250

			$421,213

Other Banks & Diversified Financials – 0.8%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		$280,000	$281,400

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		$500,000	$468,382

			$749,782

Pollution Control – 0.5%
Allied Waste North America, Inc., 7.875%, 2013		$290,000	$296,163
Allied Waste North America, Inc., 7.125%, 2016		180,000	177,750

			$473,913

Precious Metals & Minerals – 0.3%
Alrosa Finance S.A., 8.875%, 2014		$310,000	$335,184

Printing & Publishing – 1.2%
American Media Operations, Inc., 10.25%, 2009		$5,600	$3,836
American Media Operations, Inc., “B”, 10.25%, 2009		154,000	105,490
Dex Media West LLC, 9.875%, 2013		247,000	207,480
Dex Media, Inc., 0% to 2008, 9% to 2013		105,000	75,600
Idearc, Inc., 8%, 2016		586,000	345,740
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	80,000	68,668
Nielsen Finance LLC, 10%, 2014		$100,000	96,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		130,000	82,550
Quebecor World, Inc., 6.125%, 2013 (d)		75,000	33,000
R.H. Donnelley Corp., 8.875%, 2016		255,000	151,725

			$1,170,589

Railroad & Shipping – 0.2%
American Railcar Industries, Inc., 7.5%, 2014		$90,000	$82,350
Panama Canal Railway Co., 7%, 2026 (n)		122,000	111,630

			$193,980

Real Estate – 0.4%
Kimco Realty Corp., 6.875%, 2009		$320,000	$323,528
Rouse Co. LP, 6.75%, 2013 (n)		135,000	118,029

			$441,557

Restaurants – 0.7%
McDonald’s Corp., 5.8%, 2017		$650,000	$686,722

Retailers – 0.1%
Buhrmann U.S., Inc., 7.875%, 2015		$40,000	$37,800
Couche-Tard, Inc., 7.5%, 2013		80,000	79,600

			$117,400

Specialty Chemicals – 0.1%
INVISTA, 9.25%, 2012 (n)		$100,000	$102,375

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013		$110,000	$100,100

Telecommunications - Wireless – 1.0%
Alltel Corp., 7%, 2012		$268,000	$211,720
American Tower Corp., 7%, 2017 (n)		80,000	79,800
MetroPCS Wireless, Inc., 9.25%, 2014		230,000	202,400
Rogers Wireless, Inc., 8%, 2012		70,000	73,535
Rural Cellular Corp., 8.124%, 2013		110,000	111,100
Rural Cellular Corp., FRN, 8.989%, 2012		115,000	116,150
U.S. Unwired, Inc., 10%, 2012		165,000	153,450

			$948,155

Telephone Services – 0.1%
Embarq Corp., 7.995%, 2036		$55,000	$53,281

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.2%
Alliance One International, Inc., 8.5%, 2012	$95,000	$88,825
Reynolds American, Inc., 7.625%, 2016	130,000	137,668

		$226,493

Transportation – 0.3%
Iirsa Norte Finance Ltd., 8.75%, 2024 (p)	$239,918	$266,909

Transportation - Services – 0.2%
Hertz Corp., 8.875%, 2014	$110,000	$104,775
Quality Distribution, Inc., 9%, 2010	95,000	61,275

		$166,050

U.S. Treasury Obligations – 20.5%
U.S. Treasury Bonds, 12.5%, 2014 (f)	$5,309,000	$6,121,095
U.S. Treasury Bonds, 10.625%, 2015	2,780,000	4,143,721
U.S. Treasury Bonds, 8.875%, 2019	1,817,000	2,638,340
U.S. Treasury Bonds, 7.5%, 2024	865,000	1,200,593
U.S. Treasury Notes, 5.125%, 2008	1,800,000	1,819,125
U.S. Treasury Notes, 5%, 2011	1,845,000	2,011,626
U.S. Treasury Notes, 5.125%, 2016	2,100,000	2,365,453

		$20,299,953

Utilities - Electric Power – 3.4%
AES Corp., 9.375%, 2010	$340,000	$358,700
AES Corp., 7.75%, 2014	165,000	167,063
Dynegy Holdings, Inc., 7.5%, 2015	140,000	131,075
Dynegy Holdings, Inc., 7.125%, 2018	195,000	175,500
Edison Mission Energy, 7%, 2017	525,000	515,813
Enersis S.A., 7.375%, 2014	260,000	283,034
ISA Capital do Brasil S.A., 7.875%, 2012	280,000	289,800
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	147,000	152,145
Mirant North America LLC, 7.375%, 2013	180,000	180,675
NRG Energy, Inc., 7.25%, 2014	95,000	92,744
NRG Energy, Inc., 7.375%, 2016	510,000	491,513
NRG Energy, Inc., 7.375%, 2017	70,000	67,375
NSG Holdings LLC, 7.75%, 2025 (z)	110,000	106,563
Reliant Energy, Inc., 7.875%, 2017	250,000	245,938
Sierra Pacific Resources, 8.625%, 2014	80,000	85,070

		$3,343,008

Total Bonds		$92,248,975

Common Stocks – 0.0%
Trucking – 0.0%
Quality Distribution, Inc. (a)(z)	671	$2,060

Floating Rate Loans – 2.3% (g)(r)
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 2014 (o)	$10,898	$10,058
Hawker Beechcraft Acquisition Co., Term Loan, 2014 (o)	187,765	173,291

		$183,349

Automotive – 0.3%
Allison Transmission, Inc., Term Loan B, 2014 (o)	$94,436	$83,104
Ford Motor Co., Term Loan B, 2013 (o)	66,462	56,777
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2014 (o)	93,286	84,773
Mark IV Industries, Inc., Second Lien Term Loan, 2011 (o)	107,322	64,393

		$289,047

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Broadcasting – 0.2%
Univision Communications, Inc., Term Loan B, 5.49%, 2014 (o)	$165,540	$138,452
Young Broadcasting, Inc., Term Loan, 2012 (o)	62,211	55,212

		$193,664

Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 2013 (o)	$126,946	$117,120

Computer Software – 0.2%
First Data Corp., Term Loan B-1, 7.63%, 2014 (o)	$170,317	$154,502

Gaming & Lodging – 0.1%
Harrah’s Entertainment, Inc., Term Loan B-2, 2015 (o)	$83,051	$76,075

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Term Loan, 2014 (o)	$5,986	$5,467
Community Health Systems, Inc., Term Loan B, 2014 (o)	117,036	106,897
HCA, Inc., Term Loan B, 2013 (o)	150,000	137,880

		$250,244

Printing & Publishing – 0.1%
Idearc, Inc., Term Loan B, 2014 (o)	$16,735	$13,765
Nielsen Finance LLC, Term Loan B, 2013 (o)	112,935	99,624

		$113,389

Retailers – 0.1%
Neiman Marcus Group, Inc., Term Loan, 4.76%, 2013	$114,033	$105,219

Specialty Stores – 0.3%
Michaels Stores, Inc., Term Loan B, 5.36%, 2013 (o)	$304,663	$261,502

Telecommunications - Wireless – 0.2%
Wind Acquisition Holdings Syndicated Loan, 11.2%, 2011	$221,068	$198,962

Utilities - Electric Power – 0.3%
Calpine Corp., DIP Term Loan, 2009 (o)	$146,068	$129,574
Texas Competitive Electric Holdings LLC, Term Loan B-3, 2014 (o)	190,222	173,446

		$303,020

Total Floating Rate Loans		$2,246,093

	Strike Price		First Exercise
Warrants – 0.0%
Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	40	$0

Short-Term Obligations – 6.4% (y)
Abbey National LLC, 3.125%, due 3/03/08				$3,940,000	$3,939,316
General Electric Capital Corp., 3.13%, due 3/03/08				2,439,000	2,438,576

Total Short-Term Obligations					$6,377,892

Total Investments					$100,875,020

Other Assets, Less Liabilities – (2.1)%					(2,081,356)

Net Assets – 100.0%					$98,793,664

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,713,143, representing 7.81% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Harrah’s Operating Co., Inc., 10.75%, 2018	2/13/08 - 2/15/08	$85,763	$86,100
Jazztel PLC	10/09/02	79	0
NSG Holdings LLC, 7.75%, 2025	3/06/07 - 3/14/07	110,938	106,563
Quality Distribution, Inc.	12/28/06	0	2,060
Republic of Indonesia, 6.875%, 2018	1/10/08	101,000	105,040
Southwestern Energy Co., 7.5%, 2018	1/11/08 -1/16/08	100,938	103,000

Total Restricted Securities			$402,763
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,060	$100,877,767	$—	$100,879,827
Other Financial Instruments	(253,316)	—	—	(253,316)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/07	$271,860	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation
(depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(271,860)	—
Balance as of 2/29/08	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$101,593,164

Gross unrealized appreciation	$3,788,191
Gross unrealized depreciation	(4,506,335)

Net unrealized appreciation (depreciation)	$(718,144)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of February 29, 2008, the fund had the following unfunded loan commitments of $5,748 which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Univision Communications, Inc., Delayed Draw Term Loan, 2014	$5,748	$(272)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(4) Derivative Contracts at 2/29/08

Forward Foreign Currency Exchange Contracts at 2/29/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	AUD	160,000	3/11/08	$140,210	$148,954	$8,744
Buy	EUR	332,382	3/17/08	481,612	504,704	23,092
Buy	MXN	1,059,220	3/19/08	98,330	98,692	362
Buy	NOK	221,199	4/21/08	40,589	42,256	1,667
Buy	PLN	467,866	3/31/08	190,682	201,113	10,431

						$44,296

Depreciation
Sell	CAD	690,354	3/07/08	$698,481	$702,172	$(3,691)
Sell	DKK	1,860,932	4/15/08	369,577	378,887	(9,310)
Sell	EUR	8,743,520	3/17/08	12,895,601	13,276,541	(380,940)
Sell	GBP	1,162,119	4/14/08	2,256,015	2,303,277	(47,262)
Sell	JPY	124,407,130	4/15/08	1,153,138	1,200,052	(46,914)
Sell	SEK	954,307	4/15/08	150,272	155,310	(5,038)

						$(493,155)

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	60	$6,855,000	Jun-08	$114,638
U.S. Treasury Note 10 yr (Long)	27	3,166,594	Jun-08	80,905

				$195,543

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.